Intangible Assets - Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 44,831	$ 45,874	$ 44,568
Intangible assets with indefinite useful lives [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	42,435	43,595
Intangible assets with indefinite useful lives [member] | United States [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	22,037	21,960
Intangible assets with indefinite useful lives [member] | Colombia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,516	3,820
Intangible assets with indefinite useful lives [member] | South Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,325	3,899
Intangible assets with indefinite useful lives [member] | Mexico [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,068	3,058
Intangible assets with indefinite useful lives [member] | Peru [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,720	2,825
Intangible assets with indefinite useful lives [member] | Australia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,422	2,773
Intangible assets with indefinite useful lives [member] | South Korea [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	1,013	1,058
Intangible assets with indefinite useful lives [member] | Ecuador [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	595	595
Intangible assets with indefinite useful lives [member] | China [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	381	403
Intangible assets with indefinite useful lives [member] | Dominican Republic [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	339	353
Intangible assets with indefinite useful lives [member] | Rest of Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	1,274	1,353
Intangible assets with indefinite useful lives [member] | Other countries [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 1,745	$ 1,498